Fair Value Measurements of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets and Liabilities
The following financial assets and liabilities are recorded at fair value on a recurring basis (in millions):

	As of December 31, 2021
		Fair Value Measurements at Reporting Date Using:
Description	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$52.4	$—	$52.4	$—
Cross-currency interest rate swaps	23.0	—	23.0	—
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	1.1	—	1.1	—

Total Assets	$76.5	$—	$76.5	$—

Liabilities
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$0.3	$—	$0.3	$—
Cross-currency interest rate swaps	3.4	—	3.4	—
Interest rate swaps	10.5	—	10.5	—
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	1.5	—	1.5	—
Contingent payments related to acquisitions	35.6	—	—	35.6

Total Liabilities	$51.3	$—	$15.7	$35.6

39

	As of December 31, 2020
		Fair Value Measurements at Reporting Date Using:
Description	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$0.5	$—	$0.5	$—
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	0.9	$—	0.9	$—

Total Assets	$1.4	$—	$1.4	$—

Liabilities
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$48.5	$—	$48.5	$—
Cross-currency interest rate swaps	83.3	—	83.3	—
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	3.2	—	3.2	—
Contingent payments related to acquisitions	38.2	—	—	38.2

Total Liabilities	$173.2	$—	$135.0	$38.2

Fair Value Liabilities Measured on Recurring Basis
The following table provides a reconciliation of the beginning and ending balances of items related to continuing operations measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) (in millions):

Level 3 - Liabilities
Contingent payments related to acquisitions
Beginning balance December 31, 2020	$38.2
Change in estimates	7.0
Settlements	(9.5)
Foreign currency impact	(0.1)

Ending balance December 31, 2021	$35.6